Commitments and Contingencies (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 04, 2020	Dec. 04, 2020	Mar. 31, 2022	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Apr. 02, 2021
Commitments and Contingencies (Details) [Line Items]
Recovery amount									$ 2,000,000
Issued and outstanding shares percentage	5.00%	5.00%
Loss contingency			$ 500,000			$ 500,000	$ 600,000
Termination fee			564,234		$ 980,000	402,480
Rent expense				$ 552,861		157,593		$ 299,629
Assets written off					$ 1,045,209
Security deposit						$ 41,250
Shares issued (in Shares)						556,388
Share price (in Dollars per share)						$ 3.55
Restricted cash			508,261	$ 500,000		$ 508,261	500,000
Denver, CO. [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)						113,375
TechMagic USA LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Recovery amount	$ 1,070,000.00	$ 1,070,000.00
Litigation amount	787,000
TreCom Systems Group Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency						$ 200,000	$ 0
TechMagic USA LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Recovery amount	$ 1,070,000.00	1,070,000.00							$ 2,000,000
Litigation amount		$ 787,000
Issued and outstanding shares percentage	5.00%	5.00%
Loss contingency						500,000
TreCom Systems Group Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Loss contingency			$ 200,000			200,000
Line of Credit [Member]
Commitments and Contingencies (Details) [Line Items]
Letter-of-credit with a bank						500,000
Restricted cash						$ 500,000